Convertible Preferred Stock (FY) (Details) - $ / shares		12 Months Ended
	Oct. 06, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018
Convertible Preferred Stock [Abstract]
Common shares on conversion (in shares)	18,566,856
Preferred stock, shares outstanding (in shares)		0	0		0
Preferred Stock Warrants [Abstract]
Warrants exercised (in shares)		166,762	58,769
Issuance of common stock from exercise of warrants (in shares)		94,200	44,032
Warrants exercisable (in shares)		374,653
Warrants Issued in Connection with Loan Agreement [Member]
Preferred Stock Warrants [Abstract]
Number of shares of stock that can be purchased with warrants (in shares)	600,184
Warrants Issued in Connection with Loan Agreement [Member] | Minimum [Member]
Preferred Stock Warrants [Abstract]
Exercise price of warrants (in dollars per share)	$ 5.79
Warrants Issued in Connection with Loan Agreement [Member] | Maximum [Member]
Preferred Stock Warrants [Abstract]
Exercise price of warrants (in dollars per share)	$ 12.10
Convertible Preferred Stock - Series C [Member]
Dividends [Abstract]
Cumulative dividend rate				8.00%
Convertible Preferred Stock - Series C-1 [Member]
Dividends [Abstract]
Cumulative dividend rate				8.00%
Convertible Preferred Stock - Series C-2 [Member]
Dividends [Abstract]
Cumulative dividend rate				8.00%